Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Cash flows from operating activities
Net income	$ 12,871	$ 12,431
Adjustments to determine net cash from operating activities:
Change in deposits, net of securitizations	49,808	48,499
Change in loans, net of securitizations	(42,672)	(41,477)
Change in trading securities	(18,276)	2,297
Change in obligations related to assets sold under repurchase agreements and securities loaned	19,772	63,730
Change in assets purchased under reverse repurchase agreements and securities borrowed	(12,359)	(73,626)
Change in obligations related to securities sold short	2,822	2,239
Other operating activities, net	(2,413)	3,238
Net cash from (used in) operating activities	14,265	17,474
Cash flows from investing activities
Change in interest-bearing deposits with banks	(1,874)	(3,809)
Purchases of investment securities	(72,435)	(59,286)
Net acquisitions of premises and equipment and other intangibles	(2,261)	(1,980)
Net cash from (used in) investing activities	(11,126)	(8,018)
Cash flows from financing activities
Issue of subordinated debentures	1,500
Repayment of subordinated debentures	(1,100)
Issue of common shares, net of issuance costs	105	72
Common shares purchased for cancellation	(1,030)	(1,522)
Issue of preferred shares, net of issuance costs	350
Dividends paid	(6,025)	(5,640)
Net cash from (used in) financing activities	(7,457)	(7,720)
Net change in cash and due from banks	(3,899)	1,802
Cash and due from banks at beginning of period	30,209	28,407
Cash and due from banks at end of period	26,310	30,209
Supplemental disclosure of cash flow information
Amount of interest paid	19,984	13,513
Amount of interest received	39,500	31,386
Amount of dividends received	2,209	1,706
Amount of income taxes paid	2,977	5,818
Parent [member]
Cash flows from operating activities
Net income	12,860	12,431
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(7,137)	(6,321)
Change in deposits, net of securitizations	39,238	38,331
Change in loans, net of securitizations	(31,744)	(26,281)
Change in trading securities	2,350	3,730
Change in obligations related to assets sold under repurchase agreements and securities loaned	12,449	49,811
Change in assets purchased under reverse repurchase agreements and securities borrowed	(15,814)	(58,326)
Change in obligations related to securities sold short	797	2,600
Other operating activities, net	(8,149)	763
Net cash from (used in) operating activities	4,850	16,738
Cash flows from investing activities
Change in interest-bearing deposits with banks	(2,018)	603
Proceeds from sales and maturities of investment securities	37,963	30,355
Purchases of investment securities	(39,461)	(32,561)
Net acquisitions of premises and equipment and other intangibles	(1,266)	(1,173)
Change in cash invested in subsidiaries	332	93
Change in net funding provided to subsidiaries	4,616	(3,363)
Net cash from (used in) investing activities	166	(6,046)
Cash flows from financing activities
Issue of subordinated debentures	1,500
Repayment of subordinated debentures	(1,100)
Issue of common shares, net of issuance costs	105	72
Common shares purchased for cancellation	(1,030)	(1,522)
Issue of preferred shares, net of issuance costs	350
Redemption of preferred shares	(950)	(105)
Dividends paid	(6,025)	(5,640)
Net cash from (used in) financing activities	(7,150)	(7,195)
Net change in cash and due from banks	(2,134)	3,497
Cash and due from banks at beginning of period	16,398	12,901
Cash and due from banks at end of period	14,264	16,398
Supplemental disclosure of cash flow information
Amount of interest paid	14,574	9,475
Amount of interest received	25,883	20,490
Amount of dividends received	1,694	1,414
Amount of income taxes paid	$ 1,789	$ 3,562